Leases - Summary of Depreciation Charge of Right of Use Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Depreciation Charge Of Right Of Use Assets [Line Items]
Properties	¥ 608,889	¥ 604,018	¥ 509,026
Interest expense (included in finance costs)	38,709	46,567	58,170
Right-of-use assets [member]
Disclosure Of Quantitative Information About Depreciation Charge Of Right Of Use Assets [Line Items]
Properties	608,889	604,018	509,026
Interest expense (included in finance costs)	38,709	46,567	58,170
Expense relating to short-term leases (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; sales and marketing expenses)	55,408	115,741	61,836
Expense relating to leases of low-value assets (included in operation and servicing expenses; general and administrative expenses; technology and analytics expenses; sales and marketing expenses)	¥ 25,550	¥ 26,684	¥ 22,441